June 2, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  Vanguard Bond Index Funds (the Funds)
     File No.  33-6001
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Commissioners:

Enclosed is the 41st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A for the Vanguard Bond Index Funds (the Funds). The purposes of this Amendment are to: (1) offer a new share class to be known as Signal Shares; and (2) inclue a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we have designated that this Amendment be effective on August 17, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d) (2), the Rule 485(b) will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,


The Vanguard Group, Inc.




Lisa Matson
Associate Counsel
The Vanguard Group, Inc.